Portfolio of Investments – as of March 31, 2026 (Unaudited)
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 98.5% of Net Assets
	Aerospace & Defense — 8.8%
15,770	BWX Technologies, Inc.	$3,224,807
7,945	Curtiss-Wright Corp.	5,411,499
31,560	Embraer SA, ADR	1,872,770
17,725	Hexcel Corp.	1,434,484
19,540	Howmet Aerospace, Inc.	4,503,189
		16,446,749
	Banks — 2.1%
118,669	Huntington Bancshares, Inc.	1,857,170
13,575	Western Alliance Bancorp	961,789
17,215	Zions Bancorp NA	991,928
		3,810,887
	Building Products — 2.7%
12,700	Allegion PLC	1,845,183
53,105	Masco Corp.	3,205,949
		5,051,132
	Communications Equipment — 1.0%
4,660	Ciena Corp.(a)	1,809,152
	Construction & Engineering — 6.4%
36,475	Arcosa, Inc.	3,871,456
4,365	Argan, Inc.	2,377,397
33,730	Construction Partners, Inc., Class A(a)	3,748,078
4,845	Valmont Industries, Inc.	1,935,917
		11,932,848
	Construction Materials — 2.4%
16,640	Vulcan Materials Co.	4,531,072
	Electric Utilities — 7.3%
94,440	Alliant Energy Corp.	6,777,014
83,565	Evergy, Inc.	6,845,645
		13,622,659
	Electrical Equipment — 8.2%
11,570	AMETEK, Inc.	2,480,145
2,175	GE Vernova, Inc.	1,898,558
15,545	Hubbell, Inc.	7,628,553
6,000	Rockwell Automation, Inc.	2,153,280
4,610	Vertiv Holdings Co., Class A	1,155,174
		15,315,710
	Electronic Equipment, Instruments & Components — 3.5%
10,235	Coherent Corp.(a)	2,438,079
2,495	Fabrinet(a)	1,301,193
21,825	Sanmina Corp.(a)	2,829,393
		6,568,665
	Energy Equipment & Services — 7.4%
61,245	Baker Hughes Co.	3,739,007
79,925	SLB Ltd.	4,107,346
84,895	TechnipFMC PLC	5,868,791
		13,715,144
	Financial Services — 1.3%
165,110	Rocket Cos., Inc., Class A(a)	2,352,817
	Ground Transportation — 1.3%
12,170	XPO, Inc.(a)	2,367,673
	Hotels, Restaurants & Leisure — 2.1%
74,825	Carnival Corp.	1,936,471
7,410	Royal Caribbean Cruises Ltd.	2,039,084
		3,975,555
	Household Durables — 4.6%
13,725	DR Horton, Inc.	1,883,345
Shares	Description	Value (†)
	Household Durables — continued
34,085	SharkNinja, Inc.(a)	$3,609,601
22,395	Toll Brothers, Inc.	3,056,246
		8,549,192
	Independent Power & Renewable Electricity Producers — 0.7%
3,980	Talen Energy Corp.(a)	1,270,535
	Life Sciences Tools & Services — 1.1%
17,385	Agilent Technologies, Inc.	1,981,542
	Machinery — 10.1%
20,790	Crane Co.	3,555,090
58,385	Flowserve Corp.	4,291,881
58,250	Helios Technologies, Inc.	3,769,358
15,915	Lincoln Electric Holdings, Inc.	3,964,108
3,580	Parker-Hannifin Corp.	3,204,959
		18,785,396
	Metals & Mining — 2.4%
99,680	Hudbay Minerals, Inc.	2,083,312
14,350	Nucor Corp.	2,426,585
		4,509,897
	Multi-Utilities — 7.3%
88,410	CMS Energy Corp.	6,858,848
58,655	WEC Energy Group, Inc.	6,790,489
		13,649,337
	Real Estate Management & Development — 0.5%
79,080	Cushman & Wakefield Ltd.(a)	969,521
	Semiconductors & Semiconductor Equipment — 7.1%
39,390	Marvell Technology, Inc.	3,901,580
50,775	Microchip Technology, Inc.	3,280,573
5,590	Monolithic Power Systems, Inc.	6,111,826
		13,293,979
	Specialty Retail — 7.3%
679	AutoZone, Inc.(a)	2,293,513
26,190	Burlington Stores, Inc.(a)	8,521,702
114,120	Gap, Inc.	2,761,704
		13,576,919
	Technology Hardware, Storage & Peripherals — 1.6%
4,815	Sandisk Corp.(a)	3,059,162
	Trading Companies & Distributors — 1.3%
13,665	Herc Holdings, Inc.	1,360,351
4,180	WESCO International, Inc.	1,143,731
		2,504,082
	Total Common Stocks (Identified Cost $152,409,294)	183,649,625

Principal Amount	Description	Value (†)
Short-Term Investments — 1.8%
$3,369,445
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/31/2026 at 2.150% to
be repurchased at $3,369,646 on 4/01/2026
collateralized by $3,423,900 U.S. Treasury Note,
4.125% due 9/30/2027 valued at $3,436,913 including
accrued interest(b)
(Identified Cost $3,369,445)
		$3,369,445
	Total Investments — 100.3% (Identified Cost $155,778,739)	187,019,070
	Other assets less liabilities — (0.3)%	(484,719)
	Net Assets — 100.0%	$186,534,351

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$183,649,625	$ —	$ —	$183,649,625
Short-Term Investments	—	3,369,445	—	3,369,445
Total Investments	$183,649,625	$3,369,445	$—	$187,019,070

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.